Gold and Silver Sales (Details)	3 Months Ended
	Mar. 31, 2020 USD ($) oz	Mar. 31, 2019 USD ($) oz
Product Information [Line Items]
Amount sold	$ 11,124,000	$ 0
Gold
Product Information [Line Items]
Amount sold	$ 10,328,000	$ 0
Ounces sold (in ounces) | oz	6,560	0
Silver
Product Information [Line Items]
Amount sold	$ 796,000	$ 0
Ounces sold (in ounces) | oz	49,373	0